19. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Current assets	R$ 238,144	R$ 162,987
Noncurrent assets	1,025,339	696,745
Current liabilities	171,300	138,071
Noncurrent liabilities	104,611	41,937
Total assets	1,263,483	859,732
Total liabilities	275,911	180,008
Accounts payable
Disclosure of transactions between related parties [line items]
Current liabilities	29,286	57,008
Noncurrent liabilities	96,629
Total liabilities	125,915	57,008
Provision for consumption and services
Disclosure of transactions between related parties [line items]
Current liabilities	6,213
Total liabilities	6,213
Trade payables
Disclosure of transactions between related parties [line items]
Current liabilities	135,801	81,063
Total liabilities	135,801	81,063
Actuarial liabilities
Disclosure of transactions between related parties [line items]
Noncurrent liabilities	7,982	41,937
Total liabilities	7,982	41,937
Trade receivables
Disclosure of transactions between related parties [line items]
Current assets	93,317	115,388
Total assets	93,317	115,388
Dividends receivable
Disclosure of transactions between related parties [line items]
Current assets	46,171	41,528
Total assets	46,171	41,528
Actuarial asset
Disclosure of transactions between related parties [line items]
Noncurrent assets	99,894	111,281
Total assets	99,894	111,281
Short-term investments/Investments
Disclosure of transactions between related parties [line items]
Current assets	92,332	53
Total assets	92,332	53
Loans
Disclosure of transactions between related parties [line items]
Current assets	2,675	2,441
Noncurrent assets	706,605	554,694
Total assets	709,280	557,135
Other receivables
Disclosure of transactions between related parties [line items]
Current assets	3,649	3,577
Noncurrent assets	218,840	30,770
Total assets	R$ 222,489	R$ 34,347